CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - 9 months ended Sep. 30, 2016 - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]
BEGINNING BALANCE at Dec. 31, 2015	$ 4,931,859	$ 16,309	$ (275)	$ 3,075,459	$ (21,934)	$ 1,270,074	$ 592,226
BEGINNING BALANCE (in shares) at Dec. 31, 2015		1,630,924,523	(12,935,230)
Net income (loss) for the period	50,407					132,630	(82,223)
Foreign currency translation adjustment	(2,602)				(1,349)		(1,253)
Change in fair value of interest rate swap agreements	58				35		23
Share-based compensation (Note 10)	14,742			14,195			547
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 8) (in shares)		0	18,213
Transfer of shares purchased under trust arrangement for restricted shares vested (Note 8)			$ 146	(146)
Shares repurchased for retirement (Note 8) (in shares)		0	(155,000,000)
Share repurchased for retirement (Note 8)	(803,171)		$ (803,171)
Retirement of shares (Note 8) (in shares)		(155,000,000)	155,000,000
Retirement of shares (Note 8)		$ (1,550)	$ 803,171	(203,496)		(598,125)
Issuance of shares for restricted shares vested (Note 8) (in shares)		0	303,318
Issuance of shares for restricted shares vested (Note 8)			$ 3	(3)
Exercise of share options (Note 8) (in shares)		0	197,682
Exercise of share options (Note 8)	458		$ 2	456
Transfer of property and equipment between subsidiaries				55			(55)
Change in shareholding of the Philippine subsidiaries	(2,614)			(1,282)			(1,332)
Dividends declared (Note 11)	(367,128)			(108,639)		(258,489)
ENDING BALANCE at Sep. 30, 2016	$ 3,822,009	$ 14,759	$ (124)	$ 2,776,599	$ (23,248)	$ 546,090	$ 507,933
ENDING BALANCE (in shares) at Sep. 30, 2016		1,475,924,523	(12,416,017)